Activity within Liability Established for Restructuring Actions, Included in Other Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended					0 Months Ended				12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Employee-Related Costs [Member]	Mar. 31, 2014 Lease Termination Costs [Member]	Mar. 31, 2014 Fixed Asset Related Costs [Member]	Jan. 14, 2011 Predecessor [Member]	Jan. 14, 2011 Predecessor [Member] Employee-Related Costs [Member]	Jan. 14, 2011 Predecessor [Member] Lease Termination Costs [Member]	Jan. 14, 2011 Predecessor [Member] Fixed Asset Related Costs [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Successor [Member] Employee-Related Costs [Member]	Dec. 31, 2012 Successor [Member] Employee-Related Costs [Member]	Dec. 31, 2011 Successor [Member] Employee-Related Costs [Member]	Dec. 31, 2013 Successor [Member] Lease Termination Costs [Member]	Dec. 31, 2012 Successor [Member] Lease Termination Costs [Member]	Dec. 31, 2011 Successor [Member] Lease Termination Costs [Member]	Dec. 31, 2013 Successor [Member] Fixed Asset Related Costs [Member]	Dec. 31, 2012 Successor [Member] Fixed Asset Related Costs [Member]	Dec. 31, 2011 Successor [Member] Fixed Asset Related Costs [Member]	Dec. 31, 2013 Successor [Member] Asset Sale [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period	$ 18,572		$ 17,173	$ 1,399		$ 35,132	$ 31,524	$ 3,608		$ 20,481	$ 21,432	$ 30,677	$ 19,228	$ 18,961	$ 27,102	$ 1,253	$ 2,471	$ 3,575
Additional charge (credit) recorded	1,980	1,803	455		1,525	9	(6)		15	22,104	22,993	18,715	23,355	21,469	16,523	1,778	561	361	15,636	963	1,831	(18,665)
Cash paid	(6,840)		(4,918)	(397)	(1,525)	(4,486)	(4,414)	(57)	(15)	(31,363)	(23,492)	(26,893)	(25,292)	(21,653)	(24,620)	(1,614)	(1,839)	(1,407)	(4,457)		(866)
Consideration received										32,783												32,783
Foreign exchange and other non-cash items	14		13	1		22	(2)	24		(25,433)	(452)	(1,067)	(118)	451	(44)	(18)	60	(58)	(11,179)	(963)	(965)	(14,118)
Balance, end of period	$ 13,726		$ 12,723	$ 1,003		$ 30,677	$ 27,102	$ 3,575		$ 18,572	$ 20,481	$ 21,432	$ 17,173	$ 19,228	$ 18,961	$ 1,399	$ 1,253	$ 2,471